Sales and Receivable Concentration (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Receivables from largest customers
Receivables from customers, amount	$ 58,807	$ 68,822
Customer Concentration Risk
Receivables from largest customers
Receivables from customers, amount	$ 33,151	$ 49,277
Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of gross receivables	56.00%	71.00%
Fiat Chrysler Automobiles | Customer Concentration Risk
Receivables from largest customers
Receivables from customers, amount	$ 17,060	$ 22,202
Fiat Chrysler Automobiles | Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of gross receivables	29.00%	32.00%
General Motors Company | Customer Concentration Risk
Receivables from largest customers
Receivables from customers, amount	$ 8,751	$ 20,717
General Motors Company | Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of gross receivables	15.00%	30.00%
Ford Motor Company | Customer Concentration Risk
Receivables from largest customers
Receivables from customers, amount	$ 7,340	$ 6,358
Ford Motor Company | Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of gross receivables	12.00%	9.00%